Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Reserves and allowances	$ 41,190	$ 45,069
Inventory allowances	6,345	6,328
Property, plant and equipment	7,414	4,134
Others	17,819	22,415
Net operating loss carry-forwards	18,989	20,881
Gross deferred tax assets	91,757	98,827
Valuation allowance	(3,527)	(1,302)
Net deferred tax assets	88,230	97,525
Intangible assets	(33,064)	(40,386)
Property, plant and equipment	(18,882)	(17,737)
Reserves and allowances	(4,134)
Net deferred tax liabilities	(56,080)	(58,123)
Net deferred tax assets	32,150	39,402
Current Assets And Liabilities [Member]
Income Taxes [Line Items]
Reserves and allowances	10,451	15,939
Inventory allowances	6,345	6,328
Property, plant and equipment	1,317	1,087
Others	6,899	10,242
Net operating loss carry-forwards	7,399	1,667
Gross deferred tax assets	32,411	35,263
Valuation allowance	(610)
Net deferred tax assets	31,801	35,263
Property, plant and equipment	(18)
Reserves and allowances	(461)
Net deferred tax liabilities	(479)
Net deferred tax assets	31,322	35,263
Non-current Assets And Liabilities [Member]
Income Taxes [Line Items]
Reserves and allowances	30,739	29,130
Property, plant and equipment	6,097	3,047
Others	10,920	12,173
Net operating loss carry-forwards	11,590	19,214
Gross deferred tax assets	56,346	65,564
Valuation allowance	(2,917)	(1,302)
Net deferred tax assets	56,429	63,564
Intangible assets	(33,064)	(40,386)
Property, plant and equipment	(18,864)	(17,737)
Reserves and allowances	(3,673)
Net deferred tax liabilities	(55,601)	(58,123)
Net deferred tax assets	$ 828	$ 4,139